Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds $ in Millions	12 Months Ended
Dec. 31, 2023 CLP ($)
Senior Bonds [Member] | UF [Member] | W3 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	UF
Amount	$ 2,724,000
Term (years)	7 years 6 months
Issuance rate (% annual)	1.60%
Placement date	Dec. 01, 2018
Series Maximum amount	02-21-23
Maturity date	Jun. 01, 2026
Senior Bonds [Member] | UF [Member] | W5 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	UF
Amount	$ 3,790,000
Term (years)	9 years
Issuance rate (% annual)	1.80%
Placement date	Mar. 01, 2019
Series Maximum amount	01-19-23
Maturity date	Mar. 01, 2028
Senior Bonds [Member] | UF [Member] | AA13 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	UF
Amount	$ 1,205,000
Term (years)	6 years
Issuance rate (% annual)	3.40%
Placement date	Sep. 01, 2023
Series Maximum amount	11-23-23
Maturity date	Sep. 01, 2029
Senior Bonds [Member] | UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Amount	$ 7,719,000
Senior Bonds [Member] | CLP [Member] | U7 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 3,000,000,000
Term (years)	5 years 6 months
Issuance rate (% annual)	7.00%
Placement date	Mar. 01, 2022
Series Maximum amount	02-24-23
Maturity date	Sep. 01, 2027
Senior Bonds [Member] | CLP [Member] | T18 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 75,000,000,000
Term (years)	5 years 6 months
Issuance rate (% annual)	7.50%
Placement date	Jun. 01, 2022
Series Maximum amount	01-09-23
Maturity date	Dec. 01, 2027
Senior Bonds [Member] | CLP [Member] | AA7 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 67,650,000,000
Term (years)	3 years 6 months
Issuance rate (% annual)	6.80%
Placement date	Feb. 24, 2023
Series Maximum amount	02-24-23
Maturity date	Aug. 01, 2026
Senior Bonds [Member] | CLP [Member] | AA1 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 100,000,000,000
Term (years)	6 years
Issuance rate (% annual)	6.60%
Placement date	Mar. 13, 2023
Series Maximum amount	03-13-23
Maturity date	Dec. 01, 2028
Senior Bonds [Member] | CLP [Member] | AA3 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 100,000,000,000
Term (years)	8 years
Issuance rate (% annual)	6.20%
Placement date	Mar. 16, 2023
Series Maximum amount	03-16-23
Maturity date	Sep. 01, 2030
Senior Bonds [Member] | CLP [Member] | AA10 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 25,000,000,000
Term (years)	3 years
Issuance rate (% annual)	7.10%
Placement date	Mar. 01, 2023
Series Maximum amount	06-09-23
Maturity date	Mar. 01, 2026
Senior Bonds [Member] | CLP [Member] | AA8 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 32,500,000,000
Term (years)	4 years 6 months
Issuance rate (% annual)	6.70%
Placement date	Mar. 01, 2023
Series Maximum amount	06-13-23
Maturity date	Sep. 01, 2027
Senior Bonds [Member] | CLP [Member] | AA2 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 18,250,000,000
Term (years)	6 years 6 months
Issuance rate (% annual)	6.20%
Placement date	Dec. 01, 2022
Series Maximum amount	12-05-23
Maturity date	Jun. 01, 2029
Senior Bonds [Member] | CLP [Member] | AA9 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 3,000,000,000
Term (years)	8 years
Issuance rate (% annual)	6.30%
Placement date	Nov. 01, 2022
Series Maximum amount	12-20-23
Maturity date	Nov. 01, 2030
Senior Bonds [Member] | CLP [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Amount	$ 424,400,000,000
Senior Bonds 43 [Member] | USD [Member] | Bono USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	USD
Amount	$ 30,000,000
Term (years)	1 year
Issuance rate (% annual)	5.84%
Placement date	Apr. 12, 2023
Series Maximum amount	04-19-23
Maturity date	Apr. 19, 2024
Senior Bonds [Member] | USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Amount	$ 30,000,000
Senior Bonds [Member] | JPY [Member] | Bono JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	JPY
Amount	$ 10,500,000,000
Term (years)	1 year
Issuance rate (% annual)	0.60%
Placement date	Apr. 24, 2023
Series Maximum amount	04-28-23
Maturity date	Apr. 28, 2024
Senior Bonds [Member] | JPY [Member] | Bono JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	JPY
Amount	$ 7,000,000,000
Term (years)	2 years
Issuance rate (% annual)	0.78%
Placement date	May 24, 2023
Series Maximum amount	05-30-23
Maturity date	May 30, 2025
Senior Bonds [Member] | JPY [Member] | Bono JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	JPY
Amount	$ 8,000,000,000
Term (years)	2 years
Issuance rate (% annual)	0.78%
Placement date	Oct. 20, 2023
Series Maximum amount	10-27-23
Maturity date	Oct. 27, 2025
Senior Bonds [Member] | JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Amount	$ 25,500,000,000
Senior Bonds [Member] | UF [Member] | T3 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	UF
Amount	$ 5,000,000
Term (years)	11 years
Issuance rate (% annual)	1.55%
Placement date	Jun. 16, 2022
Series Maximum amount	5,000,000
Maturity date	Jan. 01, 2030
Senior Bonds [Member] | UF [Member] | W3 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	UF
Amount	$ 2,116,000
Term (years)	7 years 6 months
Issuance rate (% annual)	1.60%
Placement date	Jun. 30, 2022
Series Maximum amount	2,116,000
Maturity date	Jun. 01, 2026
Senior Bonds [Member] | UF [Member] | W5 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	UF
Amount	$ 1,210,000
Term (years)	9 years
Issuance rate (% annual)	1.80%
Placement date	Jun. 30, 2022
Series Maximum amount	1,210,000
Maturity date	Mar. 01, 2028
Senior Bonds [Member] | UF [Member] | U2 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	UF
Amount	$ 3,000,000
Term (years)	11 years 6 months
Issuance rate (% annual)	2.80%
Placement date	Jul. 28, 2022
Series Maximum amount	3,000,000
Maturity date	Jun. 01, 2032
Senior Bonds [Member] | UF [Member] | U1 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	UF
Amount	$ 3,000,000
Term (years)	7 years 6 months
Issuance rate (% annual)	2.50%
Placement date	Aug. 09, 2022
Series Maximum amount	3,000,000
Maturity date	Jun. 01, 2029
Senior Bonds [Member] | UF [Member] | T20 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	UF
Amount	$ 5,000,000
Term (years)	11 years 6 months
Issuance rate (% annual)	2.65%
Placement date	Oct. 24, 2022
Series Maximum amount	5,000,000
Maturity date	Feb. 01, 2034
Senior Bonds [Member] | UF [Member] | W4 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	UF
Amount	$ 8,000,000
Term (years)	10 years 6 months
Issuance rate (% annual)	2.65%
Placement date	Dec. 09, 2022
Series Maximum amount	8,000,000
Maturity date	Dec. 01, 2033
Senior Bonds [Member] | UF [Member] | W9 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	UF
Amount	$ 2,000,000
Term (years)	9 years 6 months
Issuance rate (% annual)	2.70%
Placement date	Jul. 27, 2022
Series Maximum amount	2,000,000
Maturity date	Jun. 01, 2031
Senior Bonds [Member] | UF [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Amount	$ 29,326,000
Series Maximum amount	29,326,000
Senior Bonds [Member] | USD [Member] | Bono USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	USD
Amount	$ 30,000,000
Term (years)	3 years
Issuance rate (% annual)	95.00%
Placement date	Apr. 28, 2022
Series Maximum amount	30,000,000
Maturity date	Apr. 28, 2025
Senior Bonds [Member] | USD [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Amount	$ 30,000,000
Series Maximum amount	30,000,000
Senior Bonds [Member] | CLP [Member] | U6 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 64,800,000,000
Term (years)	5 years 6 months
Issuance rate (% annual)	2.95%
Placement date	Jun. 16, 2022
Series Maximum amount	64,800,000,000
Maturity date	Apr. 01, 2026
Senior Bonds [Member] | CLP [Member] | U5 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 100,000,000,000
Term (years)	4 years 6 months
Issuance rate (% annual)	2.70%
Placement date	Jun. 29, 2022
Series Maximum amount	100,000,000,000
Maturity date	Apr. 01, 2025
Senior Bonds [Member] | CLP [Member] | U6 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 35,200,000,000
Term (years)	5 years 6 months
Issuance rate (% annual)	2.95%
Placement date	Oct. 21, 2022
Series Maximum amount	35,200,000,000
Maturity date	Apr. 01, 2026
Senior Bonds [Member] | CLP [Member] | U7 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 72,000,000,000
Term (years)	5 years 6 months
Issuance rate (% annual)	7.00%
Placement date	Nov. 16, 2022
Series Maximum amount	72,000,000,000
Maturity date	Apr. 01, 2026
Senior Bonds [Member] | CLP [Member] | T17 [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	CLP
Amount	$ 75,000,000,000
Term (years)	10 years
Issuance rate (% annual)	7.50%
Placement date	Nov. 22, 2022
Series Maximum amount	75,000,000,000
Maturity date	Aug. 01, 2032
Senior Bonds [Member] | CLP [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Amount	$ 347,000,000,000
Series Maximum amount	347,000,000,000
Senior Bonds [Member] | JPY [Member] | Bono JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Currency	JPY
Amount	$ 3,000,000,000
Term (years)	3 years
Issuance rate (% annual)	0.65%
Placement date	Sep. 15, 2022
Series Maximum amount	3,000,000,000
Maturity date	Sep. 15, 2025
Senior Bonds [Member] | JPY [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Placement of Senior Bonds [Line Items]
Amount	$ 3,000,000,000
Series Maximum amount	3,000,000,000